General Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
General Information
1	GENERAL INFORMATION

a)	Incorporation and operations
Graña y Montero S.A.A. (hereinafter the “Company”) was incorporated in Perú on August 12, 1996, as a result of the equity spin-off
of Inve
r
siones GyM S.A. (formerly Graña y Montero S.A.). The Company’s legal address is Av. Paseo de la República 4675, Surquillo Lima, Perú and is listed on the Lima Stock Exchange and the New York Stock Exchange (NYSE).
The Company is the parent of the Graña y Montero Group that includes the Company and its subsidiaries (hereinafter, the “Group”) and is mainly engaged in holding investments in different Group companies. Additionally, the Company provides services of general management, financial management, commercial management, legal advisory, human resources management and leases office space to the Group companies.
The Group is a conglomerate of companies with operations including different business activities, the most significant are engineering and construction, infrastructure (public concession ownership and operation) and real estate businesses. See details of operating segments in Note 7.

b)	Authorization for the issue of the financial statements
The consolidated financial statements for the year ended December 31, 2019, have been prepared and issued with Management and Board of Directors’ authorization on March 5, 2020, and will be submitted for consideration and approval at the General Shareholders’ Meeting to be held within the term established by Peruvian law. Management expects that the consolidated financial statements as of December 31, 2019, will be approved with no changes.

c)	Current situation of the Company
As a result of decisions of a previous administration, the Group is involved in a series of corruption cases mainly between 2004 and 2015, which have generated criminal investigations by the Prosecutor’s Office and administrative investigations by a regulatory body. Such situations led to organizational changes, external investigations, independent of the Company’s Management, related to the Group’s business with Odebrecht and the facts under criminal investigation, as well as other internal measures as explained below:

•	On January 9, 2017, the Board of Directors approved the performance of an independent investigation related to six projects developed in association with companies of the Odebrecht Group.

•
On March 30, 2017, the Board of Directors created a Risk, Compliance and Sustainability Committee, who was in charge of the oversight of the investigation independently of Management. The external investigation was undertaken by the law firm Simpson Thacher & Bartlett LLP, with the assistance of forensic accountants, who reported exclusively to the Risk, Compliance and Sustainability Committee.

•
The external investigation concluded on November 2, 2017 and identified no evidence to conclude that any company personnel engaged in bribery in connection with any of our Company’s public projects in Peru with Odebrecht or its subsidiaries, or that any Company personnel was aware of, or knowingly participated in, any corrupt payments made in relation to such projects.

•
Subsequently, in August 2019, José Graña Miró Quesada, a shareholder and the former chairman of our Company, indicated in public statements to the media that he and Hernando Graña Acuña, a shareholder and former board member of our Company and the former chairman of our subsidiary GyM, had initiated a process of plea bargaining to cooperate with Peruvian prosecutors in respect of multiple projects in which our Company participated with Odebrecht and in respect of the alleged “construction club.” According to news reports, in the plea bargaining process, José Graña and Hernando Graña may have provided information related to wrongdoing or knowledge of improper behavior while they were at the Company; however, given the confidential nature of these proceedings, the reported information is limited and difficult to verify. Any admission or other evidence of wrongdoing or knowledge by José Graña or Hernando Graña of improper behavior in respect of our participation in consortia with Odebrecht would be inconsistent with information gathered during the internal investigation and would have a material impact on the findings of the prior internal investigation.

•
As new information about the various Peruvian criminal investigations of the Company emerged, and news that the Company’s former chairman and director were plea bargaining with Peruvian authorities, the Company’s Board of Directors continued to investigate the allegations that were the subject of the investigations, including matters relating to the “construction club,” which was beyond the scope of the internal investigation conducted by Simpson Thacher & Bartlett LLP. After an extensive and detailed review process, in line with its commitment to transparency and integrity, the Company shared information relevant to the investigations with the Peruvian authorities within the framework of a plea bargain process.

•
As a result of its contribution to the investigations, on December 27, 2019, the Company signed a preliminary settlement and cooperation agreement whereby the Anti-Corruption Prosecutor and the Ad hoc Prosecutor’s Office promise to execute a final plea bargain agreement with the Company that would provide the Company with certainty regarding the contingencies it faces as a result of the above-mentioned processes. Additionally, in the aforementioned preliminary agreement, the Anti-Corruption Prosecutor and the Ad Hoc Attorney General’s Office authorize the Company to disclose its existence but maintain its content confidential.

At the same time, over the last three years, the new administration together with the new board initiated a transformation process based on the principles of Truth, Transparency and Integrity, making profound changes in the organization of the Company,such as the reconfiguration of the Board of Directors with an independent majority, new shareholding composition, as well as the creation of new governance practices, such as the Corporate Risk Management and autonomous Compliance function, with direct report to the Board of Directors, among other actions.
Criminal investigations derived from projects developed in partnership with companies of the Odebrecht group
In connection with the Lava Jato case, the Company participated directly or through its subsidiaries as minority partner in certain entities that developed six infrastructure projects in Peru with companies belonging to the Odebrecht group (hereinafter Odebrecht).
In 2016, Odebrecht entered into a Plea Agreement with the authorities of the United States Department of Justice and the Office of the District Attorney for the Eastern District of New York by which it admitted corruption acts in connection with some of these projects in which the Company participate as minority partner.

•	IIRSA Sur
In relation to investigations on IIRSA Sur, the former Chairman of the Board of Directors was included as a subject of an investigation for collusion, and a former director and a former executive was included as a subject of an investigation for money laundering. Subsequently, Graña y Montero S.A.A. and GyM S.A. have been included as third-party civilians responsible in the process, which means that it will be assessed whether the obligation to indemnify the state for damages resulting from the facts under investigation will be imposed on these entities.

•	Electric Train construction project
The first Preparatory Investigation Court of the Judiciary decided to incorporate GyM S.A. as civil third
-
party responsible in the process related to the construction of the Electric train construction Project, tranches 1 and 2. In this investigation the former Chairman of the Board, a former director and a former manager have been charged.

•	Gasoducto Sur Peruano (GSP)
In 2019, the Company concluded that it may have exposure with respect to the preliminary investigation process conducted in relation to GSP (the South Peruvian Gas Pipeline project), even though as of the date hereof, it has not been indicted or incorporated as a civilly liable third
-
party, although the former Chairman of the Board of Directors and a former director are seeking plea bargain agreements in relation to this process, among others.

In addition to the cases described for which a provision for civil damages has been registered, there are two projects carried out in partnership with Odebrecht that are not currently under investigation. If an investigation is initiated and evidence of wrongdoing is found, the maximum possible civil damage exposure estimated under Law 30737 for both projects would be S/52.7 million (US$16 million approximately).
Criminal investigations in conection to the Construction Club case
GyM S.A. has been incorporated, along with other construction companies, in the criminal investigation that the Public Ministry has been carrying out for the alleged crime of corruption of officials in relation to the so-called
Construction Club. Similarly, at the end of February 2020, the Public Ministry has requested the incorporation of Concar S.A., the latter is pending judicial decision.
Like officials of other construction companies, a former commercial manager of GyM S.A., the former president of the Board of Directors, a former director and the former Corporate General Manager of the company have been included in the criminal investigation.
Anticorruption Law - effects on the Group
Law 30737 and its regulation issued by Supreme Decree
096-2018-EF
have mitigated the Company and subsidiaries exposure to
the corruption cases
. These rules set clear guidelines to estimate the potential compensation reducing the uncertainty derived from the legal proceedings, by among other things, preventing the imposition of liens or attachments of assets that would impair its ability to operate.
The benefits of the mentioned rules are subject to the fulfillment of the following obligations:

•	The obligation to set up a trust that will guarantee any eventual payment obligation of an eventual civil compensation in favor of the Peruvian Government;

•	The obligation not to transfer funds abroad without the prior consent of the Ministry of Justice;

•	The implementation of a compliance program; and

•	The obligation to disclose information to the authorities and to collaborate in the investigation.
The Group has designed a compliance program which is currently under implementation, it fully cooperates with the authorities in its investigations and has executed a trust agreement with the Ministry of Justice, under which the Company has established for an approximate amount of S/80 million (equivalent to US$24 million).
On the other hand, based on the standards indicated and their guidelines, Management has estimated that the value of the civil damages for the cases described above is S/280 million (US$85 million) and has registered as of December 31st, 2019 S/153.9 million (equivalent to US$46.6 million) as net present value (Note 22).
On the other hand, in cases where a provision for civil reparation has been registered, there are t
w
o projects carried out in partnership with
Odebrecht
that to date are not
u
nder investigation. If this is started and some evidence is found, the maximum possible exposure for civil reparation estimated according to Law 30737 for both projects would be S/52.7 mi
l
lion (approximately US$16 million).
However, the Company, through its external legal advisors, continues to conduct an ongoing evaluation of the information related to the criminal investigations described in this note in
o
rder to keep its defense prepared in the event any new charges may arise during those investigations. In conducting the aforementioned evaluation, the Company does not rule out the possibility of finding new incriminating evidence that is not known to date.

Investigations and administrative process initiated by INDECOPI in conection to the Construction Club case
On July 11, 2017, the Peruvian National Institute for the Defense of Free Competition and the Protection of Intellectual Property (“INDECOPI”) initiated an investigation against several construction companies, including GyM S.A., about the existence of an alleged cartel called the Construction Club.
Throughout the investigation, GyM S.A. has provided to INDECOPI with all the information requested and continues collaborating with the ongoing investigation.
On February 11, 2020, GyM S.A. was notified by the Technical Secretariat of the Commission for the Defense of Free Competition (“INDECOPI”) with the resolution that begins a sanctioning administrative procedure involving a total of 35 companies and 28 natural persons, for alleged anticompetitive conduct in the market of Public Works. The resolution does not include the assignment of responsibilities or the result of the administrative disciplinary procedure, which will be determined at the end of the said procedure. The procedure is in a probatory stage, therefore, INDECOPI has not carried out actions in order to quantifying the possible penalties that could result.